COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Take or pay arrangements
Long-term obligation
2012	$ 242.2
2013	229.0
2014	175.3
2015	199.3
Due after fourth year	537.6
Total	1,383.4
Other long-term supply agreements
Long-term obligation
2012	311.1
2013	485.7
2014	269.9
Due after third year	2,019.5
Total	$ 3,086.2